United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.0%
		Consumer Discretionary—12.1%
22,209	[2]	AMC Networks, Inc.	$1,145,762
25,656		Aaron's, Inc.	1,049,074
23,513	[2]	Adtalem Global Education, Inc.	1,081,598
73,885		American Eagle Outfitters, Inc.	1,329,930
23,802	[2,3]	AutoNation, Inc.	1,433,356
62,566	[3]	Bed Bath & Beyond, Inc.	1,444,023
18,350	[3]	Big Lots, Inc.	1,115,313
21,095		Brinker International, Inc.	766,592
36,048		Brunswick Corp.	2,263,093
6,889	[2,3]	Buffalo Wild Wings, Inc.	1,081,573
1,836		Cable One, Inc.	1,296,271
30,205		CalAtlantic Group, Inc.	1,695,407
20,252		Carter's, Inc.	2,436,316
10,062	[3]	Cheesecake Factory, Inc.	494,950
5,044		Churchill Downs, Inc.	1,306,396
45,911	[3]	Cinemark Holdings, Inc.	1,689,525
23,365		Cooper Tire & Rubber Co.	913,572
7,716	[3]	Cracker Barrel Old Country Store, Inc.	1,361,720
61,728		Dana, Inc.	2,036,407
13,952	[2]	Deckers Outdoor Corp.	1,195,826
35,366		Delphi Technologies PLC	1,953,264
21,835	[3]	Dick's Sporting Goods, Inc.	686,929
9,976	[3]	Dillards, Inc., Class A	673,979
20,104	[3]	Domino's Pizza, Inc.	4,359,552
37,779	[3]	Dunkin' Brands Group, Inc.	2,442,412
22,232	[3]	GameStop Corp.	373,720
121,119		Gentex Corp.	2,868,098
2,563		Graham Holdings, Co.	1,523,575
11,164	[2]	Helen of Troy Ltd.	1,039,927
30,608	[3]	ILG, Inc.	961,397
11,303		International Speedway Corp., Class A	524,459
12,916		Jack in the Box, Inc.	1,175,227
32,512		KB Home	1,024,778
63,976	[2]	Live Nation Entertainment, Inc.	2,882,759
11,179		Meredith Corp.	739,379
59,672	[2,3]	Michaels Cos, Inc./The	1,603,387
12,682	[2]	Murphy USA, Inc.	1,081,901
1,548	[2,3]	NVR, Inc.	4,919,807
48,140		New York Times Co., Class A	1,119,255
235,386		Office Depot, Inc.	765,005
11,860	[3]	Papa Johns International, Inc.	769,595
23,523	[3]	Polaris Industries, Inc.	2,658,334
16,071	[3]	Pool Corp.	2,173,442
21,905	[2]	Scientific Games Corp.	1,021,868
75,210	[2,3]	Sally Beauty Holdings, Inc.	1,249,238
75,706		Service Corp. International	3,025,969
32,726	[3]	Six Flags Entertainment Corp.	2,210,969
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
55,130	[2]	Skechers USA, Inc., Class A	$2,270,805
22,643	[2]	Sothebys Holdings, Inc., Class A	1,194,645
41,506	[2]	TRI Pointe Group, Inc.	676,963
86,798	[3]	Tegna, Inc.	1,255,967
13,207	[2]	Tempur Sealy International, Inc.	787,665
28,316	[3]	Texas Roadhouse, Inc.	1,662,716
72,393		The Wendy's Co.	1,171,319
20,146		Thor Industries, Inc.	2,753,152
68,671		Toll Brothers, Inc.	3,198,695
22,216		Tupperware Brands Corp.	1,283,196
35,427	[2]	Urban Outfitters, Inc.	1,208,415
17,331		Wiley (John) & Sons, Inc., Class A	1,098,785
33,634	[3]	Williams-Sonoma, Inc.	1,723,070
		TOTAL	93,250,322
		Consumer Staples—3.7%
216,642	[2]	Avon Products, Inc.	528,607
16,321	[3]	Casey's General Stores, Inc.	1,976,636
5,516		Dean Foods Co.	57,201
24,420	[2,3]	Edgewell Personal Care Co.	1,378,753
26,336	[3]	Energizer Holdings, Inc.	1,533,282
77,796		Flowers Foods, Inc.	1,525,580
44,173	[2,3]	Hain Celestial Group, Inc.	1,684,758
29,722		Ingredion, Inc.	4,269,268
59,242		Lamb Weston Holdings, Inc.	3,471,581
5,252		Lancaster Colony Corp.	674,357
20,775		Nu Skin Enterprises, Inc.	1,492,476
26,942	[2]	Post Holdings, Inc.	2,038,701
8,144	[3]	Sanderson Farms, Inc.	1,033,474
36,382	[3]	Snyders-Lance, Inc.	1,818,372
52,297	[2]	Sprouts Farmers Market, Inc.	1,460,655
5,550	[2]	The Boston Beer Co., Inc., Class A	1,053,668
9,865	[3]	Tootsie Roll Industries, Inc.	353,167
31,449	[2,3]	TreeHouse Foods, Inc.	1,483,135
22,474	[2,3]	United Natural Foods, Inc.	1,069,762
		TOTAL	28,903,433
		Energy—4.1%
85,344	[2]	CNX Resources Corp.	1,195,669
49,296	[2]	Callon Petroleum Corp.	559,510
17,546	[3]	Core Laboratories NV	2,005,508
30,877	[2,3]	Diamond Offshore Drilling, Inc.	545,905
15,110	[2]	Dril-Quip, Inc.	780,432
46,984	[2]	Energen Corp.	2,453,974
124,270	[3]	Ensco PLC	733,193
38,503	[2]	Gulfport Energy Corp.	391,576
81,024		HollyFrontier Corp.	3,885,911
38,761	[2]	Matador Resources Co.	1,256,244
66,404	[3]	Murphy Oil Corp.	2,131,568
144,560	[3]	Nabors Industries Ltd.	1,133,350
44,143		Oceaneering International, Inc.	912,877
56,623		PBF Energy, Inc.	1,830,622
92,843		Patterson-UTI Energy, Inc.	2,192,952
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
108,200	[2]	QEP Resources, Inc.	$1,012,752
50,604	[2,3]	Rowan Companies PLC	744,891
27,529		SM Energy Co.	642,802
225,980	[2]	Southwestern Energy Co.	958,155
68,763	[2]	Superior Energy Services, Inc.	718,573
193,737	[2,3]	Transocean Ltd.	2,090,422
164,064	[2]	WPX Energy, Inc.	2,416,663
30,675		World Fuel Services Corp.	855,526
		TOTAL	31,449,075
		Financials—17.2%
6,266	[2,3]	Alleghany Corp.	3,933,168
27,767		American Financial Group, Inc., Ohio	3,147,112
15,795		Aspen Insurance Holdings Ltd.	589,943
59,711		Associated Banc Corp.	1,477,847
34,636	[3]	BancorpSouth Bank	1,162,038
18,253		Bank of Hawaii Corp.	1,527,229
51,410		Bank of the Ozarks, Inc.	2,567,929
34,694		Berkley, W. R. Corp.	2,531,968
46,508		Brown & Brown	2,440,740
72,485		CNO Financial Group, Inc.	1,782,406
31,789		Cathay Bancorp, Inc.	1,390,451
30,410		Chemical Financial Corp.	1,776,248
37,566		Commerce Bancshares, Inc.	2,197,987
23,034		Cullen Frost Bankers, Inc.	2,451,048
66,032		East West Bancorp, Inc.	4,352,169
47,607		Eaton Vance Corp.	2,751,685
107,166	[3]	FNB Corp.	1,537,832
15,843		FactSet Research Systems	3,179,532
39,280	[4]	Federated Investors, Inc.	1,362,230
45,457		First American Financial Corp.	2,685,145
116,065		First Horizon National Corp.	2,305,051
76,653		Fulton Financial Corp.	1,395,085
314,390	[2]	Genworth Financial, Inc., Class A	962,033
42,740		Hancock Holding Co.	2,295,138
16,847		Hanover Insurance Group, Inc.	1,906,238
68,701		Home Bancshares, Inc.	1,649,511
29,600		Interactive Brokers Group, Inc., Class A	1,894,104
23,642		International Bancshares Corp.	981,143
72,767	[3]	Janus Henderson Group PLC	2,865,564
19,991		Kemper Corp.	1,296,416
37,231	[3]	Legg Mason, Inc.	1,586,785
35,079		MB Financial, Inc.	1,500,680
40,150		MSCI, Inc., Class A	5,590,084
15,198		Marketaxess Holdings, Inc.	2,982,000
16,526		Mercury General Corp.	808,948
230,723		New York Community Bancorp, Inc.	3,267,038
105,164		Old Republic International Corp.	2,259,974
54,955		PacWest Bancorp	2,881,291
24,963		Pinnacle Financial Partners, Inc.	1,580,158
17,616		Primerica, Inc.	1,779,216
29,815	[3]	Prosperity Bancshares, Inc.	2,259,977
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
26,342		Reinsurance Group of America, Inc.	$4,126,474
19,497	[3]	RenaissanceRe Holdings Ltd.	2,478,849
53,116		SEI Investments Co.	3,991,667
145,905	[2]	SLM Holding Corp.	1,669,153
21,532	[2]	SVB Financial Group	5,308,715
22,454	[2]	Signature Bank	3,457,916
90,165		Sterling Bancorp	2,231,584
34,596		Stifel Financial Corp.	2,335,922
57,140		Synovus Financial Corp.	2,879,285
53,222		TCF Financial Corp.	1,141,612
16,464	[2,3]	Texas Capital Bancshares, Inc.	1,560,787
30,317		Trustmark Corp.	963,777
18,626		UMB Financial Corp.	1,418,929
93,900		Umpqua Holdings Corp.	2,032,935
32,886		United Bankshares, Inc.	1,210,205
141,509		Valley National Bancorp	1,778,768
37,650		Washington Federal, Inc.	1,351,635
37,610		Webster Financial Corp. Waterbury	2,129,478
27,690		Wintrust Financial Corp.	2,378,571
		TOTAL	133,337,403
		Health Care—7.7%
19,325	[2]	Abiomed, Inc.	4,541,375
22,289	[2]	Acadia Healthcare Co., Inc.	759,609
37,965	[2,3]	Akorn, Inc.	1,223,232
72,055	[2]	Allscripts Healthcare Solutions, Inc.	1,074,340
8,083	[2]	Bio Rad Laboratories, Inc., Class A	2,089,698
14,950		Bio-Techne Corp.	2,097,336
48,568	[2]	Bioverativ, Inc.	5,005,418
53,225	[2]	Catalent, Inc.	2,477,091
18,928	[2]	Charles River Laboratories International, Inc.	1,995,768
41,618	[3]	Encompass Health Corp.	2,202,425
129,686	[2]	Endo International PLC	896,130
28,145	[2]	Globus Medical, Inc.	1,295,796
18,154	[2]	Halyard Health, Inc.	886,097
26,379		Hill-Rom Holdings, Inc.	2,250,920
8,684	[2]	LifePoint Health, Inc.	429,424
17,058	[2]	Livanova PLC	1,459,312
40,216	[2,3]	MEDNAX, Inc.	2,123,807
42,493	[2,3]	Mallinckrodt PLC	767,424
23,976	[2]	Masimo Corp.	2,259,498
24,480	[2,3]	Medidata Solutions, Inc.	1,667,333
22,268	[2,3]	Molina Healthcare, Inc.	2,034,404
21,865	[2]	NuVasive, Inc.	1,068,543
5,944		Owens & Minor, Inc.	125,181
14,027	[2]	Prestige Brands Holdings, Inc.	586,749
34,403		Steris PLC	3,127,921
14,506	[2,3]	Syneos Health, Inc.	556,305
18,371		Teleflex, Inc.	5,102,545
12,400	[2]	Tenet Healthcare Corp.	234,112
17,366	[2]	United Therapeutics Corp.	2,240,214
20,231	[2]	Wellcare Health Plans, Inc.	4,256,198
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
30,020		West Pharmaceutical Services, Inc.	$3,008,004
		TOTAL	59,842,209
		Industrials—14.9%
67,229	[2,3]	AECOM	2,629,326
27,807		AGCO Corp.	2,019,344
31,385	[2]	Avis Budget Group, Inc.	1,411,070
19,995		Brinks Co. (The)	1,667,583
25,736		Carlisle Cos., Inc.	2,939,309
20,991	[2,3]	Clean Harbors, Inc.	1,161,642
91,586	[2]	Copart, Inc.	4,036,195
20,208		Crane Co.	2,019,588
18,597		Curtiss-Wright Corp.	2,429,884
15,123		Deluxe Corp.	1,123,185
52,300		Donaldson Co., Inc.	2,649,518
15,495		Dun & Bradstreet Corp.	1,917,196
12,629	[2]	Dycom Industries, Inc.	1,473,931
28,917		Emcor Group, Inc.	2,350,374
12,079		EnerSys, Inc.	849,274
11,939	[2]	Esterline Technologies Corp.	878,113
9,752		GATX Corp.	693,757
24,626	[2]	Genesee & Wyoming, Inc., Class A	1,966,386
78,074		Graco, Inc.	3,653,863
16,610		Granite Construction, Inc.	1,107,721
7,372		HNI Corp.	286,697
22,093		Hubbell, Inc.	3,003,543
34,455	[3]	IDEX Corp.	4,943,603
37,234		ITT, Inc.	2,085,104
115,700	[2]	Jet Blue Airways Corp.	2,413,502
77,632		KBR, Inc.	1,579,035
20,091	[2]	KLX, Inc.	1,419,630
34,590		Kennametal, Inc.	1,687,300
27,976	[2,3]	Kirby Corp.	2,095,402
54,144		Knight-Swift Transportation Holdings, Inc.	2,695,830
16,900		Landstar System, Inc.	1,876,745
15,219	[3]	Lennox International, Inc.	3,316,372
26,294		Lincoln Electric Holdings	2,565,506
18,703		MSA Safety, Inc.	1,464,632
14,375		MSC Industrial Direct Co.	1,349,525
26,859		Manpower Group, Inc.	3,529,004
26,686		Miller Herman, Inc.	1,080,783
9,319	[2]	NOW, Inc.	109,871
20,604		Nordson Corp.	2,961,207
27,756		Old Dominion Freight Lines, Inc.	4,064,866
23,346		Orbital ATK, Inc.	3,079,337
31,378		OshKosh Truck Corp.	2,846,612
84,055		Pitney Bowes, Inc.	1,186,016
19,325		Regal Beloit Corp.	1,505,418
38,143		Rollins, Inc.	1,881,976
17,460		Ryder Systems, Inc.	1,519,544
16,684	[2,3]	Teledyne Technologies, Inc.	3,185,309
40,942	[3]	Terex Corp.	1,925,093
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
29,820		Timken Co.	$1,567,041
44,460		Toro Co.	2,918,799
52,933		Trinity Industries, Inc.	1,824,601
8,912		Valmont Industries, Inc.	1,458,003
30,673		Wabtec Corp.	2,485,740
10,449		Watsco, Inc.	1,878,626
20,489		Werner Enterprises, Inc.	833,902
23,782		Woodward, Inc.	1,843,581
		TOTAL	115,445,014
		Information Technology—17.7%
10,897	[2,3]	3D Systems Corp.	111,585
45,852	[2]	ACI Worldwide, Inc.	1,074,771
32,847	[2]	Acxiom Corp.	889,168
73,801	[2]	Arris International PLC	1,867,165
37,382	[2,3]	Arrow Electronics, Inc.	3,040,652
40,714		Avnet, Inc.	1,730,345
17,026		Belden, Inc.	1,443,294
19,162		Blackbaud, Inc.	1,836,103
47,464		Broadridge Financial Solutions	4,576,004
53,366		CDK Global, Inc.	3,804,462
42,039	[2,3]	CIENA Corp.	894,590
16,416	[2,3]	Cars.com, Inc., W/I	487,391
33,690	[2]	Cirrus Logic, Inc.	1,670,013
77,693		Cognex Corp.	4,845,712
11,473	[2,3]	Coherent, Inc.	2,977,473
17,936	[2]	Commvault Systems, Inc.	956,886
41,349		Convergys Corp.	962,191
33,497	[2,3]	CoreLogic, Inc.	1,586,418
31,116	[2,3]	Cree, Inc.	1,073,813
139,694		Cypress Semiconductor Corp.	2,415,309
20,261		DST Systems, Inc.	1,689,160
10,140		Diebold Nixdorf, Inc.	187,083
14,772		Fair Isaac & Co., Inc.	2,550,534
39,086	[2]	First Solar, Inc.	2,625,407
70,444	[2]	Fortinet, Inc.	3,243,242
31,367		Henry Jack & Associates, Inc.	3,910,210
17,008	[2]	IPG Photonics Corp.	4,285,166
55,205	[2,3]	Integrated Device Technology, Inc.	1,650,630
15,356		InterDigital, Inc.	1,198,536
20,696	[3]	j2 Global, Inc.	1,655,473
75,478	[3]	Jabil, Inc.	1,919,406
75,069	[2]	Keysight Technologies, Inc.	3,507,224
39,026	[2]	Knowles Corp.	594,756
58,869		Leidos Holdings, Inc.	3,920,675
9,902		Littelfuse, Inc.	2,152,101
24,867		LogMeIn, Inc.	3,128,269
23,261		MKS Instruments, Inc.	2,379,600
29,211	[2]	Manhattan Associates, Inc.	1,542,925
26,280		Maximus, Inc.	1,791,770
48,700	[2]	Microsemi Corp.	3,009,173
15,164	[3]	Monolithic Power Systems	1,806,336
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
52,693	[2]	NCR Corp.	$1,976,514
42,814		National Instruments Corp.	2,138,131
35,765	[2]	NetScout Systems, Inc.	1,019,303
46,683	[2,3]	PTC, Inc.	3,392,920
15,147		Plantronics, Inc.	893,522
89,666	[3]	Sabre Corp.	1,862,363
18,865	[3]	Science Applications International Corp.	1,446,002
17,218	[2]	Silicon Laboratories, Inc.	1,656,372
5,203	[2]	Synaptics, Inc.	225,498
12,158		Synnex Corp.	1,492,151
50,572	[2,3]	Take-Two Interactive Software, Inc.	6,405,955
15,142	[2]	Tech Data Corp.	1,518,288
40,754	[2]	Teradata Corporation	1,650,537
80,995	[3]	Teradyne, Inc.	3,712,811
11,420	[2]	The Ultimate Sortware Group, Inc.	2,659,604
113,303	[2,3]	Trimble, Inc.	4,996,662
14,071	[2]	Tyler Technologies, Inc.	2,835,447
46,680	[2]	Verifone Systems, Inc.	825,302
43,538		Versum Materials, Inc.	1,602,198
22,266	[2,3]	ViaSat, Inc.	1,683,755
58,192		Vishay Intertechnology, Inc.	1,277,314
13,718	[2,3]	WEX, Inc.	2,123,684
21,337	[2]	Zebra Technologies Co., Class A	2,627,865
		TOTAL	137,013,219
		Materials—7.0%
39,113	[2,3]	Allegheny Technologies, Inc.	1,054,486
24,964		Aptargroup, Inc.	2,182,353
24,706		Ashland Global Holdings, Inc.	1,793,409
29,815		Bemis Co., Inc.	1,393,553
26,722		Cabot Corp.	1,807,476
19,995		Carpenter Technology Corp.	1,027,743
84,340		Chemours Co./The	4,353,631
33,284		Commercial Metals Corp.	800,147
8,729		Compass Minerals International, Inc.	636,344
33,649		Domtar Corp.	1,728,213
19,483		Eagle Materials, Inc.	2,183,070
11,882		Greif, Inc., Class A	702,464
73,690	[2]	Louisiana-Pacific Corp.	2,181,961
15,743		Minerals Technologies, Inc.	1,183,086
4,021		Newmarket Corp.	1,598,709
67,955		Olin Corp.	2,533,362
65,253	[2,3]	Owens-Illinois, Inc.	1,515,175
31,803		Polyone Corp.	1,382,158
53,905		RPM International, Inc.	2,813,841
31,084		Reliance Steel & Aluminum Co.	2,722,648
31,398	[3]	Royal Gold, Inc.	2,794,422
16,930		Scotts Co.	1,528,271
17,250		Sensient Technologies Corp.	1,239,412
43,261		Silgan Holdings, Inc.	1,293,071
34,347		Sonoco Products Co.	1,865,386
99,114		Steel Dynamics, Inc.	4,499,776
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
74,438		United States Steel Corp.	$2,784,726
69,138		Valvoline, Inc.	1,704,252
20,258		Worthington Industries, Inc.	947,264
		TOTAL	54,250,409
		Real Estate—8.5%
13,377	[3]	Alexander & Baldwin, Inc.	354,758
56,748		American Campus Communities, Inc.	2,182,528
42,331		Camden Property Trust	3,664,171
52,298		CoreCivic, Inc.	1,213,837
17,249		Coresite Realty Corp.- REIT	1,868,412
41,777		Corporate Office Properties Trust	1,140,512
135,353		Cousins Properties, Inc.	1,218,177
36,600	[3]	Cyrusone, Inc.	2,111,454
44,689		DCT Industrial Trust, Inc.	2,645,142
74,855		Douglas Emmett, Inc.	2,894,643
27,622		EPR Properties	1,631,355
33,384		Education Realty Trust, Inc.	1,102,673
60,901		First Industrial Realty Trust	1,879,405
35,657		Geo Group, Inc.	804,065
49,533		Healthcare Realty Trust, Inc.	1,479,551
41,364		Highwoods Properties, Inc.	1,980,508
70,487		Hospitality Properties Trust	2,002,536
36,569		JBG Smith Properties	1,234,204
21,286		Jones Lang LaSalle, Inc.	3,328,066
39,785	[3]	Kilroy Realty Corp.	2,837,466
34,573		Lamar Advertising Co., Class A	2,489,256
49,468		LaSalle Hotel Properties	1,510,753
59,831		Liberty Property Trust	2,477,602
19,778	[3]	Life Storeage, Inc.	1,643,552
40,562		Mack-Cali Realty Corp.	814,079
156,120		Medical Properties Trust, Inc.	2,042,050
64,675		National Retail Properties, Inc.	2,566,304
69,041	[3]	Omega Healthcare Investors	1,866,869
23,933		Potlatch Corp.	1,266,056
63,977	[2]	Quality Care Properties, Inc.	863,689
41,798		Rayonier, Inc.	1,356,763
54,960		Sabra Health Care REIT, Inc.	994,776
102,187		Senior Housing Properties Trust	1,770,901
41,970		Tanger Factory Outlet Centers, Inc.	1,056,805
19,459		Taubman Centers, Inc.	1,199,647
47,745		Uniti Group, Inc.	755,803
40,975		Urban Edge Properties	957,995
87,418	[3]	Washington Prime Group, Inc.	575,210
51,665		Weingarten Realty Investors	1,526,701
		TOTAL	65,308,274
		Telecommunication Services—0.2%
40,765	[3]	Telephone and Data System, Inc.	1,118,184
		Utilities—4.9%
63,948		Aqua America, Inc.	2,315,557
45,474		Atmos Energy Corp.	3,769,795
23,376		Black Hills Corp.	1,298,537
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
87,163		Great Plains Energy, Inc.	$2,712,513
45,859		Hawaiian Electric Industries, Inc.	1,564,250
20,107		Idacorp, Inc.	1,734,832
83,614		MDU Resources Group, Inc.	2,214,099
21,321		Northwestern Corp.	1,158,583
41,917	[3]	National Fuel Gas Co.	2,336,873
36,438	[3]	New Jersey Resources Corp.	1,413,794
72,012		OGE Energy Corp.	2,318,786
21,961		ONE Gas, Inc.	1,555,498
41,362		PNM Resources, Inc.	1,575,892
20,649	[3]	Southwest Gas Holdings, Inc.	1,519,353
79,393		UGI Corp.	3,633,818
34,457		Vectren Corp.	2,089,128
17,031		WGL Holdings, Inc.	1,434,351
59,672		Westar Energy, Inc.	3,082,655
		TOTAL	37,728,314
		TOTAL COMMON STOCKS (IDENTIFIED COST $421,126,136)	757,645,856
		INVESTMENT COMPANIES—13.3%[4]
28,236,841	[5]	Federated Government Obligations Fund, Institutional Shares, 1.19%[6]	28,236,841
75,112,774	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[6]	75,112,774
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $103,348,091)	103,349,615
		TOTAL INVESTMENT IN SECURITIES—111.3% (IDENTIFIED COST $524,474,227)	860,995,471
		OTHER ASSETS AND LIABILITIES - NET—(11.3)%[7]	(87,755,030)
		TOTAL NET ASSETS—100%	$773,240,441
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P Mid Cap 400 E-Mini Long Futures	82	$16,024,440	March 2018	$272,406
The average notional value of long futures contracts held by the Fund throughout the period was $23,295,865. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,024,440 at January 31, 2018, which represents 2.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$84,977,996	$87,740,143
9

4	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	45,245	19,704,830	15,761,271	35,511,346
Purchases/Additions	—	74,728,092	143,822,375	218,550,467
Sales/Reductions	(5,965)	(66,196,081)	(84,470,872)	(150,672,918)
Balance of Shares Held 1/31/2018	39,280	28,236,841	75,112,774	103,388,895
Value	$1,362,230	$28,236,841	$75,112,774	$104,711,845
Change in Unrealized Appreciation/Depreciation	$77,140	NA	$127	$69,999
Net Realized Gain/(Loss)	$89,733	NA	$5,031	$94,764
Dividend Income	$11,311	$40,370	$73,805	$125,486
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 —significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT—Real Estate Investment Trust
11
Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—99.0%
		Consumer Discretionary—12.4%
916		Advance Auto Parts, Inc.	$107,163
7,314	[2]	Amazon.com, Inc.	10,611,809
4,261		Aptiv PLC	404,284
518	[2]	AutoZone, Inc.	396,498
7,711		Best Buy Co., Inc.	563,366
3,851		Block (H&R), Inc.	102,206
2,755		BorgWarner, Inc.	154,996
5,779		CBS Corp., Class B	332,928
3,636	[2]	CarMax, Inc.	259,501
7,882		Carnival Corp.	564,430
4,077	[2,3]	Charter Communications, Inc.	1,538,048
315	[2]	Chipotle Mexican Grill, Inc.	102,299
84,321		Comcast Corp., Class A	3,586,172
2,080		D. R. Horton, Inc.	102,024
3,358	[2]	DISH Network Corp., Class A	157,490
2,673		Darden Restaurants, Inc.	256,207
7,792	[2]	Discovery Communications, Inc., Class A	195,345
9,047	[2,3]	Discovery Communications, Inc., Class C	215,861
2,426		Dollar General Corp.	250,169
4,022	[2]	Dollar Tree, Inc.	462,530
3,881		Expedia, Inc.	496,807
1,303		Foot Locker, Inc.	64,042
72,909		Ford Motor Co.	799,812
3,496		Gap (The), Inc.	116,207
2,427		Garmin Ltd.	152,755
22,278		General Motors Co.	944,810
409	[3]	Genuine Parts Co.	42,565
5,690		Goodyear Tire & Rubber Co.	198,126
6,339		Hanesbrands, Inc.	137,683
3,683		Harley Davidson, Inc.	178,478
2,125		Hasbro, Inc.	200,961
3,079		Hilton Worldwide Holdings, Inc.	263,716
20,901		Home Depot, Inc.	4,199,011
3,820	[3]	L Brands, Inc.	191,344
5,501	[2]	LKQ Corp.	231,207
3,001		Lennar Corp., Class A	188,043
15,343		Lowe's Cos., Inc.	1,606,872
2,942		MGM Resorts International	107,236
5,152		Marriott International, Inc., Class A Shares	759,096
14,360		McDonald's Corp.	2,457,570
6,006	[2]	Michael Kors Holdings Ltd.	396,396
981	[2]	Mohawk Industries, Inc.	275,720
6,859	[2]	NetFlix, Inc.	1,853,988
7,854		Newell Brands, Inc.	207,660
2,421		News Corp.	42,246
5,593		News Corp., Class A	95,696
20,330		Nike, Inc., Class B	1,386,913

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,695		Nordstrom, Inc.	$83,580
2,869	[2,3]	Norwegian Cruise Line Holdings Ltd.	174,263
1,404	[2]	O'Reilly Automotive, Inc.	371,625
4,669	[3]	Omnicom Group, Inc.	357,879
1,075		PVH Corp.	166,711
10,944		Pulte Group, Inc.	348,348
3,076		Ralph Lauren Corp.	351,618
6,771		Ross Stores, Inc.	557,863
4,719		Royal Caribbean Cruises, Ltd.	630,222
1,552		Scripps Networks Interactive	136,560
4,874	[3]	Signet Jewelers Ltd.	257,835
22,020		Starbucks Corp.	1,250,956
8,609		TJX Cos., Inc.	691,475
4,134	[3]	Tapestry, Inc.	194,463
10,229		Target Corp.	769,425
871	[2]	The Priceline Group, Inc.	1,665,396
2,027		Tiffany & Co.	216,180
14,354		Time Warner, Inc.	1,368,654
5,269		Tractor Supply Co.	401,761
764	[2,3]	TripAdvisor, Inc.	26,488
15,923		Twenty-First Century Fox, Inc.	587,559
4,889		Twenty-First Century Fox, Inc., Class B	178,400
940	[2]	Ulta Beauty, Inc.	208,774
1,843	[2,3]	Under Armour, Inc., Class A	25,544
1,669	[2,3]	Under Armour, Inc., Class C	21,447
5,306		V.F. Corp.	430,529
5,862		Viacom, Inc., Class B - New	195,908
27,334		Walt Disney Co.	2,970,386
1,530	[3]	Whirlpool Corp.	277,573
1,444		Wyndham Worldwide Corp.	179,244
2,656		Wynn Resorts Ltd.	439,807
6,321		Yum! Brands, Inc.	534,693
		TOTAL	54,029,452
		Consumer Staples—7.8%
31,258		Altria Group, Inc.	2,198,688
11,008	[3]	Archer-Daniels-Midland Co.	472,794
2,883		Brown-Forman Corp., Class B	199,792
18,659		CVS Health Corp.	1,468,277
3,739		Campbell Soup Co.	174,050
5,297		Church and Dwight, Inc.	258,758
2,579		Clorox Co.	365,418
15,128	[3]	Colgate-Palmolive Co.	1,123,103
12,754		Conagra Brands, Inc.	484,652
2,894		Constellation Brands, Inc., Class A	635,146
8,020		Costco Wholesale Corp.	1,562,857
7,658		Coty, Inc., Class A	150,173
3,658		Dr. Pepper Snapple Group, Inc.	436,582
3,681		Estee Lauder Cos., Inc., Class A	496,788
10,868	[3]	General Mills, Inc.	635,669
5,911	[3]	Hormel Foods Corp.	202,925
4,302		Hershey Foods Corp.	474,640

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
3,820		Kellogg Co.	$260,180
6,410	[3]	Kimberly-Clark Corp.	749,970
8,103		Kraft Heinz Co./The	635,194
16,097		Kroger Co.	488,705
122		McCormick & Co., Inc.	13,270
3,809		Molson Coors Brewing Co., Class B	320,032
27,629		Mondelez International, Inc.	1,226,728
10,553	[2]	Monster Beverage Corp.	720,031
25,736		PepsiCo, Inc.	3,096,041
28,109		Philip Morris International, Inc.	3,014,128
43,278	[3]	Procter & Gamble Co.	3,736,623
323		Smucker (J.M.) Co.	40,985
9,224		Sysco Corp.	579,913
68,152	[3]	The Coca-Cola Co.	3,243,354
7,818	[3]	Tyson Foods, Inc., Class A	595,028
25,721		Wal-Mart Stores, Inc.	2,741,859
15,248	[3]	Walgreens Boots Alliance, Inc.	1,147,564
		TOTAL	33,949,917
		Energy—5.9%
8,952		Anadarko Petroleum Corp.	537,568
2,192		Andeavor Logistics LP	237,087
1,676		Apache Corp.	75,202
6,325		Baker Hughes a GE Co. LLC	203,349
15,672		Cabot Oil & Gas Corp., Class A	412,957
33,577		Chevron Corp.	4,208,877
1,605		Cimarex Energy Co.	180,081
1,178	[2,3]	Concho Resources, Inc.	185,464
20,575		ConocoPhillips	1,210,016
9,584		Devon Energy Corp.	396,490
10,682		EOG Resources, Inc.	1,228,430
7,980		EQT Corp.	433,234
76,150		Exxon Mobil Corp.	6,647,895
14,670		Halliburton Co.	787,779
8,674		Hess Corp.	438,124
34,178		Kinder Morgan, Inc.	614,520
28,538		Marathon Oil Corp.	519,106
8,988		Marathon Petroleum Corp.	622,599
5,585	[3]	National Oilwell Varco, Inc.	204,858
10,615	[2]	Newfield Exploration Co.	336,071
7,161		Noble Energy, Inc.	218,554
7,104		ONEOK, Inc.	418,141
13,091	[3]	Occidental Petroleum Corp.	981,432
9,702		Phillips 66	993,485
2,927		Pioneer Natural Resources, Inc.	535,378
24,087		Schlumberger Ltd.	1,772,321
509		TechnipFMC PLC	16,522
7,931		Valero Energy Corp.	761,138
14,733		Williams Companies, Inc.	462,469
		TOTAL	25,639,147
		Financials—14.9%
858	[3]	Affiliated Managers Group	171,282

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
7,477		Aflac, Inc.	$659,471
6,013		Allstate Corp.	593,904
14,944	[3]	American Express Co.	1,485,434
12,574		American International Group, Inc.	803,730
2,593		Ameriprise Financial, Inc.	437,439
2,982		Aon PLC	423,951
3,027		Assurant, Inc.	276,910
18,214		BB&T Corp.	1,005,231
166,180		Bank of America Corp.	5,317,760
34,568	[2]	Berkshire Hathaway, Inc., Class B	7,410,688
2,244		BlackRock, Inc.	1,260,679
1,023	[2]	Brighthouse Financial, Inc.	65,738
6,165	[3]	CME Group, Inc.	946,204
9,085		Capital One Financial Corp.	944,477
1,705		Cboe Global Markets, Inc.	229,135
8,566		Chubb Ltd.	1,337,581
3,222		Cincinnati Financial Corp.	247,772
47,121		Citigroup, Inc.	3,698,056
7,796		Citizens Financial Group, Inc.	357,836
3,119		Comerica, Inc.	296,991
7,037		Discover Financial Services	561,553
4,342	[2]	E*Trade Financial Corp.	228,823
1,662		Everest Re Group Ltd.	381,928
13,962	[3]	Fifth Third Bancorp	462,142
1,143		Franklin Resources, Inc.	48,475
2,594		Gallagher (Arthur J.) & Co.	177,222
5,473		Goldman Sachs Group, Inc.	1,466,162
5,638		Hartford Financial Services Group, Inc.	331,289
22,100		Huntington Bancshares, Inc.	357,578
10,821		Intercontinental Exchange, Inc.	799,023
1,700		Invesco Ltd.	61,421
62,342		JPMorgan Chase & Co.	7,211,099
8,849		KeyCorp	189,369
7,186		Leucadia National Corp.	194,525
4,415		Lincoln National Corp.	365,562
5,746		Loews Corp.	296,781
2,927		M & T Bank Corp.	558,413
9,600		Marsh & McLennan Cos., Inc.	801,792
18,020		MetLife, Inc.	866,221
4,320		Moody's Corp.	698,933
21,018		Morgan Stanley	1,188,568
2,022		NASDAQ, Inc.	163,600
20,712		Navient Corp.	295,146
4,254		Northern Trust Corp.	448,329
8,779	[3]	PNC Financial Services Group	1,387,257
5,373		Principal Financial Group	363,215
14,050		Progressive Corp. Ohio	760,105
5,805		Prudential Financial	689,750
2,665	[3]	Raymond James Financial, Inc.	256,879
32,664		Regions Financial Corp.	628,129
4,312		S&P Global, Inc.	780,903

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
21,332		Schwab (Charles) Corp.	$1,137,849
7,034		State Street Corp.	774,936
9,131		SunTrust Banks, Inc.	645,562
18,599		Synchrony Financial	738,008
2,337		T. Rowe Price Group, Inc.	260,879
19,033		The Bank of New York Mellon Corp.	1,079,171
5,192		The Travelers Cos, Inc.	778,385
2,372		Torchmark Corp.	215,496
28,897		U.S. Bancorp	1,651,174
4,022		Unum Group	213,930
79,819		Wells Fargo & Co.	5,250,494
3,674		Willis Towers Watson PLC	589,567
4,360		Zions Bancorporation	235,571
		TOTAL	64,561,483
		Health Care—13.7%
34,773		Abbott Laboratories	2,161,490
28,044	[3]	AbbVie, Inc.	3,147,098
4,691		Aetna, Inc.	876,373
5,139		Agilent Technologies, Inc.	377,357
3,656	[2,3]	Alexion Pharmaceuticals, Inc.	436,234
1,115	[2]	Align Technology, Inc.	292,130
7,121		Allergan PLC	1,283,631
3,335		AmerisourceBergen Corp.	332,399
13,193		Amgen, Inc.	2,454,558
4,407		Anthem, Inc.	1,092,275
12,070		Baxter International, Inc.	869,402
4,855		Becton, Dickinson & Co.	1,179,495
3,727	[2]	Biogen, Inc.	1,296,288
25,115	[2,3]	Boston Scientific Corp.	702,215
29,143		Bristol-Myers Squibb Co.	1,824,352
4,204		CIGNA Corp.	875,903
6,287		Cardinal Health, Inc.	451,344
13,785	[2]	Celgene Corp.	1,394,491
5,120	[2]	Centene Corp.	549,069
8,587	[2,3]	Cerner Corp.	593,619
1,773		Cooper Cos., Inc.	433,800
8,753		Danaher Corp.	886,504
2,267	[2]	Davita, Inc.	176,917
4,717		Dentsply Sirona, Inc.	286,841
2,010	[2]	Edwards Lifesciences Corp.	254,426
934	[2,3]	Envision Healthcare Corp.	33,615
10,699	[2]	Express Scripts Holding Co.	847,147
20,606		Gilead Sciences, Inc.	1,726,783
5,384	[2]	HCA Healthcare, Inc.	544,645
3,391	[2]	Henry Schein, Inc.	256,631
219	[2]	Hologic, Inc.	9,351
2,503		Humana, Inc.	705,420
1,321	[2]	IDEXX Laboratories, Inc.	247,080
4,591	[2]	IQVIA Holdings, Inc.	469,154
2,471	[2]	Illumina, Inc.	574,853
1,022	[2]	Incyte Genomics, Inc.	92,276

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,888	[2,3]	Intuitive Surgical, Inc.	$814,993
48,256		Johnson & Johnson	6,668,497
1,600	[2]	Laboratory Corp. of America Holdings	279,200
19,636		Lilly (Eli) & Co.	1,599,352
2,437		McKesson Corp.	411,560
21,700		Medtronic PLC	1,863,813
45,231	[3]	Merck & Co., Inc.	2,679,937
392	[2]	Mettler Toledo International, Inc.	264,702
8,808	[2]	Mylan NV	377,423
7,225		Patterson Companies, Inc.	259,305
2,538		PerkinElmer, Inc.	203,446
1,858		Perrigo Co. PLC	168,372
107,545		Pfizer, Inc.	3,983,467
2,626		Quest Diagnostics, Inc.	277,883
1,292	[2,3]	Regeneron Pharmaceuticals, Inc.	473,712
3,015		ResMed, Inc.	303,882
4,412		Stryker Corp.	725,244
7,255		Thermo Fisher Scientific, Inc.	1,625,918
17,177		UnitedHealth Group, Inc.	4,067,170
1,922		Universal Health Services, Inc., Class B	233,523
1,479	[2,3]	Varian Medical Systems, Inc.	188,572
5,934	[2]	Vertex Pharmaceuticals, Inc.	990,207
379	[2]	Waters Corp.	81,716
3,746		Zimmer Biomet Holdings, Inc.	476,191
8,138		Zoetis, Inc.	624,429
		TOTAL	59,377,680
		Industrials—10.2%
11,504		3M Co.	2,881,752
6,974		AMETEK, Inc.	532,116
718		Acuity Brands, Inc., Holding Company	110,888
2,779		Alaska Air Group, Inc.	182,664
1,201		Allegion PLC	103,418
3,579		American Airlines Group, Inc.	194,411
5,946		Arconic, Inc.	178,737
10,685		Boeing Co.	3,786,443
2,076		C.H. Robinson Worldwide, Inc.	189,871
15,253		CSX Corp.	865,913
12,005	[3]	Caterpillar, Inc.	1,954,174
2,823	[3]	Cintas Corp.	475,534
3,025		Cummins, Inc.	568,700
5,441		Deere & Co.	905,491
12,444		Delta Air Lines, Inc.	706,446
671		Dover Corp.	71,267
8,396		Eaton Corp. PLC	705,012
11,570		Emerson Electric Co.	835,701
434		Equifax, Inc.	54,220
3,520		Expeditors International Washington, Inc.	228,624
5,901		Fastenal Co.	324,319
4,495		FedEx Corp.	1,179,848
2,388	[3]	Flowserve Corp.	108,224
2,241	[3]	Fluor Corp.	136,029

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
4,895		Fortive Corp.	$372,118
3,356		Fortune Brands Home & Security, Inc.	238,041
5,164	[3]	General Dynamics Corp.	1,148,887
143,394		General Electric Co.	2,318,681
1,842		Harris Corp.	293,578
13,867		Honeywell International, Inc.	2,214,144
3,343		Hunt (J.B.) Transportation Services, Inc.	403,935
811		Huntington Ingalls Industries, Inc.	192,645
1,984	[2]	IHS Markit Ltd.	94,696
5,336		Illinois Tool Works, Inc.	926,703
4,932		Ingersoll-Rand PLC	466,715
2,585		Jacobs Engineering Group, Inc.	179,554
11,123	[3]	Johnson Controls International PLC	435,243
1,708		Kansas City Southern Industries, Inc.	193,226
1,322		L3 Technologies, Inc.	280,872
4,327		Lockheed Martin Corp.	1,535,436
4,882		Masco Corp.	218,030
7,083		Nielsen Holdings PLC	264,975
5,023		Norfolk Southern Corp.	757,870
2,449		Northrop Grumman Corp.	833,958
6,862		PACCAR, Inc.	511,631
2,554		Parker-Hannifin Corp.	514,427
3,536		Pentair PLC	252,824
3,148	[2]	Quanta Services, Inc.	121,166
4,948		Raytheon Co.	1,033,835
4,681		Republic Services, Inc.	322,053
2,805		Robert Half International, Inc.	162,353
3,361		Rockwell Automation, Inc.	663,092
4,419		Rockwell Collins	611,987
1,668		Roper Technologies, Inc.	468,024
10,381		Southwest Airlines Co.	631,165
2,535	[3]	Stanley Black & Decker, Inc.	421,393
910	[2]	Stericycle, Inc.	68,578
5,115	[3]	Textron, Inc.	300,097
127	[3]	Transdigm Group, Inc.	40,248
15,621		Union Pacific Corp.	2,085,403
1,295	[2]	United Continental Holdings, Inc.	87,827
11,922		United Parcel Service, Inc.	1,517,909
1,305	[2]	United Rentals, Inc.	236,348
11,628	[3]	United Technologies Corp.	1,604,780
3,202	[2]	Verisk Analytics, Inc.	320,360
1,681	[3]	W. W. Grainger, Inc.	453,298
7,611		Waste Management, Inc.	673,041
6,237	[3]	Xylem, Inc.	450,686
		TOTAL	44,201,634
		Information Technology—23.9%
11,302	[3]	Accenture PLC	1,816,231
12,879		Activision Blizzard, Inc.	954,720
8,571	[2]	Adobe Systems, Inc.	1,712,143
1,714		Alliance Data Systems Corp.	439,915
5,303	[2]	Alphabet, Inc., Class A Shares	6,269,313

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
5,371	[2]	Alphabet, Inc., Class C Shares	$6,283,748
5,905		Amphenol Corp., Class A	547,807
4,217		Analog Devices, Inc.	387,458
1,235	[2,3]	Ansys, Inc.	199,638
91,446		Apple, Inc.	15,310,804
18,255		Applied Materials, Inc.	979,016
3,534	[2,3]	Autodesk, Inc.	408,601
6,184		Automatic Data Processing, Inc.	764,528
7,104	[3]	Broadcom Ltd.	1,762,005
6,823		CA, Inc.	244,605
9,164		Corning, Inc.	286,100
2,797	[3]	CSRA, Inc.	93,084
9,721	[2]	Cadence Design Systems, Inc.	436,084
89,343		Cisco Systems, Inc.	3,711,308
2,693	[2]	Citrix Systems, Inc.	249,803
10,753		Cognizant Technology Solutions Corp.	838,519
7,239		DXC Technology Co.	720,642
11,972	[2,3]	eBay, Inc.	485,824
5,118	[2]	Electronic Arts, Inc.	649,781
2,165	[2]	FIserv, Inc.	304,919
2,251		FLIR Systems, Inc.	115,274
1,428	[2]	F5 Networks, Inc.	206,403
42,357	[2]	Facebook, Inc.	7,916,100
5,976	[3]	Fidelity National Information Services, Inc.	611,703
1,282	[2]	Gartner Group, Inc., Class A	177,865
4,872	[3]	Global Payments, Inc.	544,592
29,548		HP, Inc.	689,059
14,288	[3]	Hewlett Packard Enterprise Co.	234,323
84,502		Intel Corp.	4,067,926
15,636		International Business Machines Corp.	2,559,613
5,631		Intuit, Inc.	945,445
13,712		Juniper Networks, Inc.	358,569
2,805		KLA-Tencor Corp.	307,989
2,670		Lam Research Corp.	511,358
16,319	[3]	Mastercard, Inc., Class A	2,757,911
3,703	[3]	Microchip Technology, Inc.	352,600
25,377	[2]	Micron Technology, Inc.	1,109,482
137,624		Microsoft Corp.	13,075,656
2,932		Motorola Solutions, Inc.	291,617
10,604		NVIDIA Corp.	2,606,463
4,154		NetApp, Inc.	255,471
54,955		Oracle Corp.	2,835,128
2,753	[3]	Paychex, Inc.	187,892
22,896	[2]	PayPal Holdings, Inc.	1,953,487
5,371	[2]	Qorvo, Inc.	385,477
26,103		Qualcomm, Inc.	1,781,530
2,839	[2]	Red Hat, Inc.	372,988
18,100	[3]	Symantec Corp.	492,863
11,864	[2]	Salesforce.com, Inc.	1,351,428
5,191	[3]	Seagate Technology	286,543
3,036	[3]	Skyworks Solutions, Inc.	295,130

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
2,223	[2]	Synopsys, Inc.	$205,872
5,856		TE Connectivity Ltd.	600,416
18,002		Texas Instruments, Inc.	1,974,279
2,460		Total System Services, Inc.	218,596
1,159	[2,3]	Verisign, Inc.	133,192
32,024		Visa, Inc., Class A Shares	3,978,342
7,727		Western Digital Corp.	687,549
4,426		Xerox Corp.	151,059
4,618		Xilinx, Inc.	337,206
		TOTAL	103,780,992
		Materials—3.0%
4,143		Air Products and Chemicals, Inc.	697,557
389		Albemarle Corp.	43,409
1,225		Avery Dennison Corp.	150,283
11,529	[3]	Ball Corp.	441,330
9,092	[3]	CF Industries Holdings, Inc.	385,864
41,208		DowDuPont, Inc.	3,114,501
3,011		Eastman Chemical Co.	298,631
4,944		Ecolab, Inc.	680,690
1,948		FMC Corp.	177,911
34,431	[2]	Freeport-McMoRan, Inc.	671,404
1,658		International Flavors & Fragrances, Inc.	249,197
3,710		International Paper Co.	233,211
6,159		LyondellBasell Industries NV, Class A	738,095
1,247		Martin Marietta Materials	284,528
8,187		Monsanto Co.	997,177
5,195		Mosaic Co./The	141,824
15,153		Newmont Mining Corp.	613,848
4,998		Nucor Corp.	334,666
4,899		PPG Industries, Inc.	581,658
2,037		Packaging Corp. of America	255,908
4,908		Praxair, Inc.	792,593
1,368		Sherwin-Williams Co.	570,606
681		Vulcan Materials Co.	92,207
4,865		WestRock Co.	324,155
		TOTAL	12,871,253
		Real Estate—2.7%
1,402	[3]	Alexandria Real Estate Equities, Inc.	181,839
9,065		American Tower Corp.	1,338,901
3,726		Apartment Investment & Management Co., Class A	155,896
2,688		Avalonbay Communities, Inc.	458,035
2,807		Boston Properties, Inc.	347,254
10,141	[2]	CBRE Group, Inc.	463,342
5,427	[3]	Crown Castle International Corp.	612,003
3,318		Digital Realty Trust, Inc.	371,450
1,310		Equinix, Inc.	596,299
6,469		Equity Residential Properties Trust	398,555
1,991		Essex Property Trust, Inc.	463,863
2,271	[3]	Extra Space Storage, Inc.	189,583
1,604		Federal Realty Investment Trust	193,763
10,446		GGP, Inc.	240,571

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
9,067		HCP, Inc.	$218,333
23,431		Host Hotels & Resorts, Inc.	486,428
5,292		Iron Mountain, Inc.	185,379
6,830		Kimco Realty Corp.	108,665
1,328		Macerich Co. (The)	85,749
57		Mid-American Apartment Communities, Inc.	5,436
9,831		ProLogis, Inc.	640,097
1,715		Public Storage	335,729
5,741		Realty Income Corp.	305,364
3,318	[2]	SBA Communications Corp.	578,991
1,405		SL Green Realty Corp.	141,231
5,795	[3]	Simon Property Group, Inc.	946,729
9,947		UDR, Inc.	363,364
6,996		Ventas, Inc.	391,566
3,600	[3]	Vornado Realty Trust	258,048
7,223		Welltower, Inc.	433,163
7,810		Weyerhaeuser Co.	293,187
		TOTAL	11,788,813
		Telecommunication Services—1.9%
110,709		AT&T, Inc.	4,146,052
15,132		CenturyLink, Inc.	269,501
73,615		Verizon Communications	3,980,363
		TOTAL	8,395,916
		Utilities—2.6%
7,989		AES Corp.	92,353
3,668		Ameren Corp.	207,719
6,133		American Electric Power Co., Inc.	421,828
3,289		American Water Works Co., Inc.	273,546
5,193		CMS Energy Corp.	232,387
6,285		CenterPoint Energy, Inc.	177,111
7,844		Consolidated Edison Co.	630,344
3,559	[3]	DTE Energy Co.	375,973
13,886	[3]	Dominion Energy, Inc.	1,061,446
10,189		Duke Energy Corp.	799,836
6,401	[3]	Edison International	400,254
2,729		Entergy Corp.	214,745
5,034		EverSource Energy	317,595
17,056		Exelon Corp.	656,827
14,236		FirstEnergy Corp.	468,364
12,672		NRG Energy, Inc.	329,599
8,144		NextEra Energy, Inc.	1,290,172
9,923		P G & E Corp.	421,033
6,219		PPL Corp.	198,200
2,449		Pinnacle West Capital Corp.	195,798
8,258		Public Service Enterprises Group, Inc.	428,342
1,601		SCANA Corp.	65,065
4,650		Sempra Energy	497,643
18,049		Southern Co.	814,190
6,232	[3]	WEC Energy Group, Inc.	400,718

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
13,077		Xcel Energy, Inc.	$596,834
		TOTAL	11,567,922
		TOTAL COMMON STOCKS (IDENTIFIED COST $116,000,387)	430,164,209
	[4]	INVESTMENT COMPANIES—7.5%
9,084,395	[5]	Federated Government Obligations Fund, Institutional Shares, 1.19%[6]	9,084,395
23,439,481	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[6]	23,439,481
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,523,856)	32,523,876
		TOTAL INVESTMENT IN SECURITIES—106.5% (IDENTIFIED COST $148,524,243)	462,688,085
		OTHER ASSETS AND LIABILITIES - NET—(6.5)%[7]	(28,359,655)
		TOTAL NET ASSETS—100%	$434,328,430
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
2S&P 500 E-Mini Index Long Futures	7	$989,030	March 2018	$(4,793)
2S&P 500 Index Long Futures	5	$3,532,250	March 2018	$184,734
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$179,941
The average notional value of long futures contracts held by the Fund throughout the period was $7,610,016. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,521,280 at January 31, 2018, which represents 1.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$27,694,792	$28,227,879
4	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	236,380	9,041,083	9,277,463
Purchases/Additions	21,374,184	74,503,146	95,877,330
Sales/Reductions	(12,526,169)	(60,104,748)	(72,630,917)
Balance of Shares Held 1/31/2018	9,084,395	23,439,481	32,523,876
Value	$9,084,395	$23,439,481	$32,523,876
Change in Unrealized Appreciation/Depreciation	NA	$20	$20
Net Realized Gain/(Loss)	NA	$(3,601)	$(3,601)
Dividend Income	$2,137	$38,121	$40,258
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.

7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
13

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018